ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY (Details)								3 Months Ended		12 Months Ended
	Jan. 19, 2023 USD ($) item $ / shares shares	Apr. 19, 2022 USD ($) item $ / shares shares	Oct. 29, 2021 USD ($) $ / shares shares	Oct. 21, 2021	Mar. 22, 2021	Jan. 27, 2021 $ / shares shares	Jun. 20, 2020	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	May 10, 2023 USD ($)	Jan. 03, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 07, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 06, 2021 USD ($)	Jan. 30, 2020 $ / shares
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Condition for future business combination number of businesses minimum					1		1
Shares issued price per share | $ / shares			$ 10.20			$ 10.20		$ 10.20	$ 10.20	$ 10.20
Transaction costs								$ 16,664,843	$ 16,664,843	$ 16,664,843
Underwriting fees								3,173,059	3,173,059	3,173,059
Deferred underwriting fee payable								12,100,000	12,100,000	12,100,000
Other offering costs								$ 1,391,784	$ 1,391,784	$ 1,391,784
Condition for future business combination use of proceeds percentage								80	80	80
Condition for future business combination threshold percentage ownership								50	50	50
Maximum allowed dissolution expenses			$ 100,000					$ 100,000	$ 100,000	$ 100,000
Maximum number of times for extend the date by which the company must consummate an initial business combination | item	6	6
Combination period, after extensions	21 months	21 months		21 months
Number of public shares, shareholders exercised their right to redeem | shares	19,949,665	19,949,665							19,949,665
Amount removed from the trust account to pay holders	$ 206,500,000	$ 206,500,000							$ 206,500,000
Redemption price per public share | $ / shares	$ 10.35	$ 10.35							$ 10.35
Amount remain in the trust account	$ 31,500,000	$ 31,500,000						33,949,490	$ 33,058,050				$ 237,987,893		$ 234,604,006
Number of public shares outstanding | shares	3,050,335	3,050,335							3,050,335
Promissory Notes - Related Party								$ 2,490,000	$ 1,495,000	$ 500,000			$ 500,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)								100.00%	100.00%	100.00%
Months to complete acquisition								24 months	21 months	21 months
Redemption of shares calculated based on business days prior to consummation of business combination (in days)								2 days	2 days	2 days
Condition for future business combination threshold net tangible assets								$ 5,000,001	$ 5,000,001	$ 5,000,001
Redemption period upon closure								10 days	10 days	10 days
Cash held outside the trust account								$ 36,287	$ 50,274	$ 10,436
Unsecured promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Promissory Notes - Related Party								$ 2,490,000	$ 1,495,000
IPO
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of units, net of underwriting discounts (in shares) | shares			23,000,000			23,000,000
Shares issued price per share | $ / shares			$ 10.00			$ 10.00				$ 10.20							$ 10.20
Sale of private placement warrants (in shares) | shares									25,000	25,000
Months to complete acquisition								24 months	21 months	21 months
Private Placement | Private Placement Warrants
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of private placement warrants (in shares) | shares			1,060,000
Sponsor | Unsecured convertible promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note											$ 500,000
Principal amount of debt														$ 500,000
Sponsor | Extension Note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note	$ 990,000							$ 990,000	$ 990,000
Sponsor | Private Placement
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Price of warrant per share | $ / shares			$ 10.00
Sponsor | Private Placement | Private Placement Warrants
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Sale of private placement warrants (in shares) | shares						1,060,000
Price of warrant per share | $ / shares						$ 10.00
Ananda Trust | Unsecured convertible promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note											$ 500,000	$ 500,000
Principal amount of debt														$ 500,000		$ 500,000
Ananda Trust | Unsecured promissory note
ORGANIZATION, BUSINESS OPERATION AND LIQUIDITY
Maximum borrowing capacity of related party promissory note												$ 500,000